Current liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 257,130	R$ 266,819
Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities		69,041
C O F I N S And Pasep [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	111,963	93,601
Social Securitys Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	39,902	37,599
I R R F Withholding Income Tax On Financials Investments [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	49,468	21,287
Other Tax Payables [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 55,797	R$ 45,291